Taxation - Summary of tax years open to examination by jurisdiction (Details)	12 Months Ended
Dec. 31, 2015
United States
Income Tax Examination [Line Items]
Year under Examination	2013
United States | Minimum
Income Tax Examination [Line Items]
Open Tax Year	2012
United States | Maximum
Income Tax Examination [Line Items]
Open Tax Year	2015
Ireland | Minimum
Income Tax Examination [Line Items]
Year under Examination	2006
Open Tax Year	2006
Ireland | Maximum
Income Tax Examination [Line Items]
Year under Examination	2009
Open Tax Year	2015
United Kingdom | Minimum
Income Tax Examination [Line Items]
Open Tax Year	2013
United Kingdom | Maximum
Income Tax Examination [Line Items]
Open Tax Year	2015
Germany | Minimum
Income Tax Examination [Line Items]
Year under Examination	2010
Open Tax Year	2010
Germany | Maximum
Income Tax Examination [Line Items]
Year under Examination	2013
Open Tax Year	2015
Switzerland | Minimum
Income Tax Examination [Line Items]
Open Tax Year	2011
Switzerland | Maximum
Income Tax Examination [Line Items]
Open Tax Year	2015
France | Minimum
Income Tax Examination [Line Items]
Year under Examination	2013
Open Tax Year	2013
France | Maximum
Income Tax Examination [Line Items]
Year under Examination	2014
Open Tax Year	2015